THIS FILING IS BEING MADE BECAUSE THE FOLLOWING STATEMENT WAS OMITTED FROM THE ORIGINAL FILING. "CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F AND FILED SEPARATELY WITH THE COMMISSION".



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:



(s) Marc D. Hamburg        Omaha, NE       February 14, 2006
------------------------   -------------   -----------------
[Signature]                [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28- 5194               General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               20
Form 13F Information Table Entry Total:          82
Form 13F Information Table Value Total: $42,664,796
                                         (thousands)



Confidential information has been omitted from the Form 13F and filed separately with the commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-                    BH Columbia Inc.
 3.   28-5676                BHG Life Insurance Co.
 4.   28-719                 Blue Chip Stamps
 5.   28-554                 Buffett, Warren E.
 6.   28-1517                Columbia Insurance Co.
 7.   28-2226                Cornhusker Casualty Co.
 8.   28-                    Cypress Insurance Company
 9.   28-                    Fechheimer Brothers Company
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-1066                National Fire & Marine
13.   28-718                 National Indemnity Co.
14.   28-5006                National Liability & Fire Ins. Co.
15.   28-                    Nebraska Furniture Mart
16.   28-717                 OBH Inc.
17.   28-2740                Plaza Investment Managers
18.   28-1357                Wesco Financial Corp.
19.   28-3091                Wesco Financial Ins. Co.
20.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2005

                                                                     Column 6
                                                              Investment Discretion                               Column 8
                                    Column 4     Column 5   ------------------------                          Voting Authority
Column 1    Column 2   Column 3      Market      Shares or                     (c)         Column 7       -----------------------
Name of     Title of     CUSIP       Value       Principal  (a)  (b) Shared- Shared-        Other              (a)     (b)    (c)
Issuer        Class     Number   (In Thousands)  Amount $   Sole   Defined    Other        Managers           Sole    Shared None
--------    -------- ----------- -------------- ----------- ---- ----------- ------- -------------------- ----------- ------ ----
American
Express Co.    Com   025816 10 9      886,419    17,225,400           X              5, 2, 6, 16           17,225,400
                                      411,404     7,994,634           X              5, 12, 16              7,994,634
                                    6,188,368   120,255,879           X              5, 13, 16            120,255,879
                                       99,992     1,943,100           X              5, 4, 16, 18, 19, 20   1,943,100
                                       72,029     1,399,713           X              5, 15, 16              1,399,713
                                       43,218       839,832           X              5, 9, 16                 839,832
                                      100,457     1,952,142           X              5, 16                  1,952,142
American
Standard                                                                             5, 10, 11, 13, 16,
Companies      Com   029712 10 6      419,391    10,497,900           X              17                    10,497,900
Ameriprise
Financial,
Inc.           Com   03076C 10 6      141,248     3,445,080           X              5, 2, 6, 16            3,445,080
                                       65,556     1,598,926           X              5, 12, 16              1,598,926
                                      986,098    24,051,175           X              5, 13, 16             24,051,175
                                       15,933       388,620           X              5, 4, 16, 18, 19, 20     388,620
                                       11,478       279,942           X              5, 15, 16                279,942
                                        6,887       167,966           X              5, 9, 16                 167,966
                                       16,008       390,428           X              5, 16                    390,428
Anheuser
Busch
Cos. Inc.      Com   035229 10 3    1,883,976    43,854,200           X              5, 13, 16             43,854,200
Block H & R    Com   093671 10 5      455,110    18,538,100           X              5, 13, 16             18,538,100
Coca Cola      Com   191216 10 0       16,124       400,000           X              5, 16                    400,000
                                       71,591     1,776,000           X              5, 14, 16              1,776,000
                                      290,458     7,205,600           X              5, 4, 16, 18, 19, 20   7,205,600
                                    1,618,108    40,141,600           X              5, 2, 6, 16           40,141,600
                                    5,641,207   139,945,600           X              5, 13, 16            139,945,600
                                      368,401     9,139,200           X              5, 12, 16              9,139,200
                                       19,349       480,000           X              5, 15, 16                480,000
                                       36,763       912,000           X              5, 8, 16                 912,000
Comcast                                                                              5, 10, 11, 13, 16,
Corp         CLA SPL 20030N 20 0      285,421    11,110,200           X              17                    11,110,200
Comdisco
Holding Co.    Com   200334 10 0       21,651     1,202,832           X              5, 13, 16              1,202,832
                                        5,385       299,148           X              5, 2, 6, 16              299,148
                                          306        16,998           X              5, 12, 16                 16,998
Costco
Wholesale
Corp.          Com   22160K 10 5      259,915     5,254,000           X              5, 13, 16              5,254,000
First Data                                                                           5, 10, 11, 13, 16,
Corporation    Com   319963 10 4      430,100    10,000,000           X              17                    10,000,000
Gannett
Inc.           Com   364730 10 1      208,821     3,447,600           X              5, 13, 16              3,447,600
                                                                                     5, 10, 11, 13, 16,
Gap Inc.       Com   364760 10 8      176,400    10,000,000           X              17                    10,000,000
                                   ----------
                                   21,253,572
                                   ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2005

                                                                     Column 6
                                                              Investment Discretion                               Column 8
                                       Column 4      Column 5 ---------------------                           Voting Authority
Column 1       Column 2   Column 3      Market      Shares or         (b)     (c)           Column 7      -------------------------
Name of        Title of    CUSIP        Value       Principal   (a) Shared- Shared-           Other           (a)     (b)     (c)
Issuer           Class     Number   (In Thousands)   Amount $  Sole Defined  Other          Managers         Sole    Shared   None
--------       -------- ----------- -------------- ---------- ----- ------- ------- --------------------- ---------- ------ -------
Home Depot
Inc.              Com   437076 10 2      202,400    5,000,000          X            5, 10, 11, 13, 16, 17  5,000,000
Iron Mountain
Inc.              Com   462846 10 6      166,718    3,948,800          X            5, 10, 11, 13, 16, 17  3,948,800
Lexmark
International,
Inc.             Cl A   529771 10 7      134,490    3,000,000          X            5, 10, 11, 13, 16, 17  3,000,000
Lowes
Companies Inc.    Com   548661 10 7       25,997      390,000          X            5, 10, 11, 13, 16, 17    390,000
M & T Bank
Corporation       Com   55261F 10 4      653,979    5,997,060          X            5, 13, 16              5,997,060
                                          59,541      546,000          X            5, 10, 11, 13, 16, 17    546,000
                                          18,070      165,700          X            5, 12, 16                165,700
Moody's           Com   615369 10 5    1,982,674   32,280,600          X            5, 13, 16             32,280,600
                                         965,486   15,719,400          X            5, 10, 11, 13, 16, 17 15,719,400
Mueller
Industries        Com   624756 10 2       21,511      784,500          X            5, 13, 16                784,500
Nike Inc.         Com   654106 10 3      214,771    2,474,600          X            5, 10, 11, 13, 16, 17  2,474,600
Outback
Steakhouse
Inc.              Com   689899 10 2       75,680    1,818,800          X            5, 10, 11, 13, 16, 17  1,818,800
Petrochina Co
LTD               ADR   71646E 10 0        5,975       72,900          X            5, 13, 16                 72,900
                                          48,037      586,100          X            5, 10, 11, 13, 16, 17    586,100
Pier 1 Imports
Inc.              Com   720279 10 8       28,722    3,290,000          X            5, 10, 11, 13, 16, 17  3,290,000
Proctor &
Gamble Co.        Com   742718 10 9    3,385,980   58,500,000          X            5, 13, 16             58,500,000
                                       1,173,806   20,280,000          X            5, 2, 6, 16           20,280,000
                                         361,171    6,240,000          X            5, 12, 16              6,240,000
                                         414,102    7,154,500          X            5, 4, 16, 18, 19, 20   7,154,500
                                          45,146      780,000          X            5, 14, 16                780,000
                                          90,293    1,560,000          X            5, 8, 16               1,560,000
                                         317,501    5,485,500          X            5, 10, 11, 13, 16, 17  5,485,500
Sealed Air
Corporation       Com   81211K 10 0       53,676      955,600          X            5, 13, 16                955,600
Servicemaster
Company           Com   81760N 10 9       67,059    5,611,600          X            5, 10, 11, 13, 16, 17  5,611,600
Sun Trusts
Banks Inc.        Com   867914 10 3      170,593    2,344,600          X            5, 13, 16              2,344,600
                                          62,574      860,000          X            5, 2, 6, 16              860,000
Torchmark
Corp.             Com   891027 10 4        4,312       77,551          X            1, 5, 13, 16              77,551
                                          25,005      449,728          X            5, 2, 6, 16              449,728
                                          92,124    1,656,900          X            5, 13, 16              1,656,900
                                          35,567      639,700          X            5, 12, 16                639,700
Tyco
International
LTD               Com   902124 10 6      288,600   10,000,000          X            5, 10, 11, 13, 16, 17 10,000,000
USG
Corporation       Com   903293 40 5      422,500    6,500,000          X            5, 13, 16              6,500,000
Wal-Mart
Stores, Inc.      Com   931142 10 3      889,120   18,998,300          X            5, 13, 16             18,998,300
                                          44,273      946,000          X            5, 10, 11, 16, 17        946,000
Washington
Post Co.         Cl B   939640 10 8      684,143      894,304          X            5, 13, 16                               894,304
                                         113,458      148,311          X            5, 1, 3, 7, 13, 16                      148,311
                                         495,846      648,165          X            5, 12, 16                               648,165
                                          28,294       36,985          X            5, 14, 16                                36,985
                                      ----------
                                      13,869,194
                                      ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2005

                                                                   Column 6
                                                             Investment Discretion                                Column 8
                                    Column 4     Column 5  ------------------------                          Voting Authority
Column 1    Column 2   Column 3      Market      Shares or                    (c)           Column 7      ----------------------
Name of     Title of    CUSIP        Value       Principal  (a) (b) Shared- Shared-         Other             (a)      (b)   (c)
Issuer        Class     Number   (In Thousands)  Amount $  Sole  Defined    Other          Managers          Sole    Shared None
--------    -------- ----------- -------------- ---------- ---- ----------- ------- --------------------- ---------- ------ ----
Wells Fargo
& Co. Del      Com   949746 10 1     1,034,955  16,472,310           X              5, 2, 6, 16           16,472,310
                                        64,187   1,021,600           X              5, 4, 16, 18, 19, 20   1,021,600
                                       954,706  15,195,070           X              5, 12, 16             15,195,070
                                        87,585   1,394,000           X              5, 14, 16              1,394,000
                                        62,830   1,000,000           X              5, 16                  1,000,000
                                     2,412,946  38,404,360           X              5, 13, 16             38,404,360
                                        38,003     604,860           X              5, 15, 16                604,860
                                        53,406     850,000           X              5, 9, 16                 850,000
                                         9,424     150,000           X              5, 8, 16                 150,000
                                       628,300  10,000,000           X              5, 10, 11, 13, 16, 17 10,000,000
Wesco Finl
Corp.          Com   950817 10 6     2,195,688   5,703,087           X              5, 4, 16               5,703,087
                                   -----------
                                     7,542,030
                                   -----------
GRAND TOTAL                        $42,664,796
                                   ===========